Financial Risk management - Exposure to foreign exchange risk (Details) € in Millions, $ in Millions		1 Months Ended		10 Months Ended	12 Months Ended
	Jul. 15, 2020 USD ($)	Jun. 30, 2022 EUR (€)	Sep. 30, 2020 contract	May 14, 2021 USD ($) contract	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Financial Risk Management
Gross proceeds from initial public offering	$ 107.7
Foreign currency forwards
Financial Risk Management
Number of foreign currency forward contracts | contract			2	3
Total amount of loan				$ 60.0	$ 60.0	$ 60.0
At-The-Market
Financial Risk Management
Gross proceeds from initial public offering		€ 9.4			$ 31.9